Inventories - Summary of Inventories (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes Of Inventories [Abstract]
Raw materials and consumables	£ 3,027	£ 2,230
Finished goods and work in progress	2,692	3,312
Goods purchased for resale	145	251
Inventories	£ 5,864	£ 5,793